Restatement of Previously Issued Carve-out Consolidated Financial Statements (Details 1) $ in Thousands	9 Months Ended
Dec. 31, 2022 USD ($)
Previously Reported [Member]
Net income attributable to noncontrolling interest	$ 68
Revision of Prior Period, Adjustment [Member]
Net income attributable to noncontrolling interest	19
As Restated [Member]
Net income attributable to noncontrolling interest	$ 87